GOODWILL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Impairment loss	$ 6,244,555
Goodwill	7,700,569
Impairment losses	6,596,636
Currency translation	352,081
Yundian [Member]
Asset Acquisition [Line Items]
Impairment loss	6,596,636
Mahao [Member]
Asset Acquisition [Line Items]
Impairment loss	5,956,203
Yuanxing [Member]
Asset Acquisition [Line Items]
Impairment loss	$ 1,744,366